TRADE RECEIVABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and accrued receivables from customers	$ 696	$ 743
Other receivables	51	30
Income tax receivable	73	0
Prepayments	32	32
Advances to related parties	18	0
Related party receivables	42	7
Total trade receivables and other	$ 912	$ 812